Commitments And Contingencies (Tables)	12 Months Ended
Apr. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Operating Lease Commitments	Future minimum operating lease commitments as of April 30, 2018, are as follows:

(in 000s)
2019	$230,163
2020	228,063
2021	173,746
2022	103,545
2023	51,575
2024 and beyond	33,813
$820,905